STOCK-BASED COMPENSATION ( Fair Value of Each Option on The Date of Grant) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected volatility	79.00%	70.00%
Expected dividends	0.00%	0.00%
Expected term (years)	6 years 1 month 9 days	6 years 1 month 9 days
Risk free interest rate, minimum	0.62%	1.65%
Risk free interest rate, maximum	0.82%	1.91%